Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Disclosure of property plant and equipments [Abstract]
Disclosure of property, plant and equipment [text block]
Note
20	Property, plant and equipment

Amounts in US000	Oil & gas properties		Furniture, equipment and vehicles	Production facilities and machinery	Buildings and improvements	Construction in progress	Exploration and evaluation assets (b)		Total
Cost at 1 January 2016	648,992		13,745	124,832	10,518	29,823	87,000		914,910
Additions	(3,531	) (a)	406	466	-	20,322	18,181		35,844
Currency translation differences	16,132		126	2,077	35	73	790		19,233
Disposals	-		(22)	-	-	-	-		(22)
Write-off / Impairment reversal	5,664		-	-	-	-	(31,366	) (c)	(25,702)
Transfers	24,984		102	5,038	-	(17,292)	(12,832)		-
Cost at 31 December 2016	692,241		14,357	132,413	10,553	32,926	61,773		944,263
Additions	7,997	(a)	954	-	-	66,953	49,455		125,359
Currency translation differences	(1,142)		(12)	(147)	(3)	(62)	(104)		(1,470)
Disposals	-		(112)	-	(189)	-	-		(301)
Write-off	-		-	-	-	-	(5,834	) (d)	(5,834)
Transfers	77,408		211	25,130	-	(61,827)	(40,922)		-
Cost at 31 December 2017	776,504		15,398	157,396	10,361	37,990	64,368		1,062,017
Additions	(5,753	) (a)	1,706	-	-	81,961	43,515		121,429
Acquisitions (Note 35.3)	52,925		254	1,616	134	-	-		54,929
Currency translation differences	(11,525)		(130)	(884)	(30)	(15)	(882)		(13,466)
Disposals	-		(46)	(417)	-	-	-		(463)
Write-off / Impairment reversal	5,109		-	(120)	-	(7)	(26,389	) (e)	(21,407)
Transfers	63,794		566	14,503	1,089	(59,332)	(20,620)		-
Assets held for sale (Note 35.2)	(163,544)		-	-	-	-	-		(163,544)
Cost at 31 December 2018	717,510		17,748	172,094	11,554	60,597	59,992		1,039,495

Depreciation and write-down at 1 January 2016	(321,173)		(7,317)	(60,614)	(3,195)	-	-		(392,299)
Depreciation	(61,080)		(2,702)	(10,788)	(920)	-	-		(75,490)
Disposals	-		8	-	-	-	-		8
Currency translation differences	(2,486)		(38)	(296)	(16)	-	-		(2,836)
Depreciation and write-down at 31 December 2016	(384,739)		(10,049)	(71,698)	(4,131)	-	-		(470,617)
Depreciation	(57,725)		(1,948)	(14,558)	(844)	-	-		(75,075)
Disposals	-		73	-	38	-	-		111
Currency translation differences	930		8	24	5	-	-		967
Depreciation and write-down at 31 December 2017	(441,534)		(11,916)	(86,232)	(4,932)	-	-		(544,614)
Depreciation	(72,130)		(1,579)	(17,958)	(996)	-	-		(92,663)
Disposals	-		42	149	-	-	-		191
Currency translation differences	6,292		92	337	26	-	-		6,747
Assets held for sale (Note 35.2)	148,014		-	-	-	-	-		148,014
Depreciation and write-down at 31 December 2018	(359,358)		(13,361)	(103,704)	(5,902)	-	-		(482,325)

Carrying amount at 31 December 2016	307,502		4,308	60,715	6,422	32,926	61,773		473,646
Carrying amount at 31 December 2017	334,970		3,482	71,164	5,429	37,990	64,368		517,403
Carrying amount at 31 December 2018	358,152		4,387	68,390	5,652	60,597	59,992		557,170

(a)
Corresponds to the effect of change in estimate of assets retirement obligations.

(b)
Exploration wells movement and balances are shown in the table below; seismic and other exploratory assets amount to US$ 48,779,000 (US$ 53,764,000 in 2017 and US$ 53,523,000 in 2016).

Amounts in US$ '000	Total
Exploration wells at 31 December 2016	8,250
Additions	35,299
Write-offs	(3,664)
Transfers	(29,281)
Exploration wells at 31 December 2017	10,604
Additions	43,103
Write-offs	(23,733)
Transfers	(18,761)
Exploration wells at 31 December 2018	11,213

As of 31 December 2018, there were nine exploratory wells that have been capitalized for a period less than a year amounting to US$ 10,069,000 and three exploratory wells that have been capitalized for a period over a year amounting to US$ 1,144,000.

(c)
Corresponds to the write-off of five wells drilled in previous years in the Chilean blocks for which no additional work would be performed, the loss generated by the write-off of the seismic cost for Llanos 62 Block in Colombia generated by the relinquishment of the area in September 2016. In addition, during September 2016, five blocks in Brazil were relinquished so the associated investment was written off.

(d)
Corresponds to five unsuccessful exploratory wells, one well drilled in Colombia (Llanos 34 Block), one well drilled in Brazil (REC-T-94 Block) and three non-operated wells drilled in Argentina (Puelen and Sierra del Nevado Blocks) in 2017. The charge also includes the loss generated by the write-off of the seismic cost for Campanario and Isla Norte Blocks in Chile generated by the relinquishment of 327 sq km in 2017.

(e)
Corresponds to nine unsuccessful exploratory wells, four wells drilled in Colombia (Tiple, Llanos 34 and Llanos 32 Blocks), two wells drilled in Brazil (POT-T-747 and POT-T-619 Blocks) and three wells drilled in Argentina (Puelen Block). The change also includes the write-off of a well and other exploration costs incurred in the Fell Block (Chile) in previous years and other exploration costs incurred in the VIM-3 Block (Colombia), and POT-T-882 and REC-T-93 Blocks (Brazil), for which no additional work would be performed.